UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22203

DMR Mortgage Opportunity Fund LP
(Exact name of registrant as specified in charter)

1800 Tysons Boulevard, Suite 200, McLean, Virginia	22102
(Address of principal executive offices)	(Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code:  (703) 749-8200

Date of fiscal year end:                                                      December 31

Date of reporting period:                                                   July 1, 2008 – June 30, 2009

Item 1.                      Proxy Voting Record  -- The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DMR Mortgage Opportunity Fund LP

By:     /s/ William P. Callan, Jr.
               William P. Callan, Jr.

Date: August 26, 2009